Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total bank loans outstanding		$ 71,875	$ 140,665
Less: Current portion		(12,500)	(87,650)
Long -term debt excluding current maturities		59,375	53,015
Total debt, gross - current		12,500	87,650
Total debt, gross		71,875	140,665
Unamortized deferred financing cost - current		(525)	0
Unamortized deferred financing costs- non current		(1,100)	0
Total unamortized deferred financing costs		(1,625)	0
Total debt, net - current		11,975	87,650
Total debt, net - non-current		58,275	53,015
Total debt, net		70,250	140,665
$175.0 Million Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 175,000	175,000
Total bank loans outstanding		71,875	0
$175.0 Million Credit Facility | Revolving credit facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	75,000
$175.0 Million Credit Facility | Revolving credit facility | ING Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount		60,000
Total bank loans outstanding		0	0
Draws on revolving credit facility	$ 25,000
$87.7 Million Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount			87,700
Total bank loans outstanding		0	87,650
$70.7 Million Redeemable Note
Debt Instrument [Line Items]
Debt instrument, face amount			70,700
Total bank loans outstanding		$ 0	$ 53,015